RESTRUCTURING AND IMPAIRMENTS (Tables)	3 Months Ended
Mar. 31, 2014
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 10 – Impairments, restructuring and others:

Impairments, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2014	2013
	U.S. $ in millions
Restructuring	$58	$41
Impairments of long-lived assets	1	15
Other (income) expense	(2)	2

Total	$57	$58